SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Oct. 02, 2020
Operating Lease
2022	$ 71,414
2023	78,553
2024	69,629
2025	5,806
Total lease payments	225,402
Less: imputed interest	(15,828)
Total lease liabilities	$ 209,574	$ 200,000